Voya Corporate Leaders 100 Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Corporate Leaders 100 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 653
Expense Example, No Redemption, 3 Years	837
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	1,611
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	873
Expense Example, No Redemption, 10 Years	1,934
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	198
Expense Example, No Redemption, 5 Years	360
Expense Example, No Redemption, 10 Years	829
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	163
Expense Example, No Redemption, 5 Years	287
Expense Example, No Redemption, 10 Years	649
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	353
Expense Example, No Redemption, 10 Years	$ 802